Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]

During the six months ended June 30, 2013, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Value per Share ($)
Conversion of Series D preferred stock to common stock	2,710,000	11,675,481	2.80 – 7.54
Cash and warrants	953,236	8,059,330	8.26 – 9.32
Executive/Board of Director compensation	62,289	264,879	3.48 – 6.00
Stock issued for services and to settle liabilities	1,262,830	9,894,844	4.02 – 12.99
Total	4,988,355	29,894,534	2.80 – 12.99

During the year ended December 31, 2012, the Company issued the following common stock:

Transaction Type	Quantity	Valuation ($)	Loss on Settlement ($)	Range of Value per Share ($)
Conversion of convertible debt	246,753	950,739	61,124	2.98 - 8.08
Conversion of unsecured/secured debt	44,208	469,683	289,897	8.08 - 13.60
Forbearance of agreement terms	95,528	1,240,032	-	7.14 - 27.54
Cash and warrants	199,422	1,660,760	-	7.59 - 8.50
Executive compensation (1)	431,034	4,686,514	-	8.93 - 17.71
Stock issued for future services	113,740	1,107,719	-	4.75 - 21.25
Conversion of Series C Preferred Stock to common stock	22,353	614,984	614,984	27.51
Warrant Conversions/Settlements	853,082	7,295,768	1,505,906	5.44 - 15.73
Stock issued in lieu of interest	58,945	334,099	-	5.50 – 10.62
Additional shares due to roundup provision of certificates upon reverse split	561	-	-	-
Total	2,065,626	18,360,298	2,471,911	0.00 – 27.54

(1)	Represents common stock issued for prior year 2011 accrued compensation of $4,667,764 settled in 2012 and directors awards.

During the year ended December 31, 2011, the Company issued the following common stock:
Transaction Type	Quantity	Valuation ($)	Range of Value per Share ($)
Conversion of convertible debt	298,897	4,268,857	2.55-85.00
Conversion of unsecured/secured debt	47,386	857,952	42.50-51.00
Settlement of accounts payable and accrued expenses (4)	64,172	3,646,719	25.50-102.00
Extension of debt maturity date	11,030	161,250	14.45-17.00
Services – rendered	54,731	1,199,844	0.00-977.50
Cash and warrants	96,471	875,000	25.50
Services – prepaid stock compensation (2)	4,706	214,250	42.50-68.00
Cancelled shares (3)	(4,118)	-	25.50
Total	573,275	11,223,872	0.00-977.50

Schedule Of Prepaid Stock Compensation [Table Text Block]

The following represents the allocation of prepaid stock compensation as of December 31, 2012 and 2011:

Prepaid stock compensation – December 31, 2010	1,965,911
Prepaid stock compensation additions during the year ended December 31, 2011	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock	100,000
Amortization of prepaid stock compensation	(1,745,705)
Prepaid stock compensation – December 31, 2011	534,456
Prepaid stock compensation additions during the year ended December 31, 2012	110,000
Amortization of prepaid stock compensation	(599,708)
Prepaid stock compensation – December 31, 2012	$44,748

Schedule Of Amortized Prepaid Expense [Table Text Block]

The following represents the allocation of prepaid stock compensation at December 31, 2012:
Prepaid expense that will be amortized in 2013	$44,748

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

The Company settled $1,523,590 in accounts payable and recorded a loss on settlement of $2,123,129.

Loss on settlement of accounts payable and accrued expenses	$2,123,129
Loss on settlement of debt (Note 4)	1,739,329
Total loss on settlement	$3,862,458

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2012	1,847	$425.00	2.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(1,177)	$425.00
Balance – June 30, 2013 – outstanding	670	$425.00	1.75 years	-
Balance – June 30, 2013 – exercisable	670	$425.00	1.75 years	-
Outstanding options held by related parties – 2013	-
Exercisable options held by related parties – 2013	-

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2010	3,255	$425.00	4.25 years
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	(1,353)	$425.00
Balance – December 31, 2011	1,902	$425.00	3.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(53)	$425.00
Balance – December 31, 2012 – outstanding	1,847	$425.00	2.25 years	-
Balance – December 31, 2012 – exercisable	1,847	$425.00	2.25 years	-

Outstanding options held by related parties – 2012	1,847
Exercisable options held by related parties – 2012	1,847
Outstanding options held by related parties – 2011	1,177
Exercisable options held by related parties – 2011	1,177

Schedule Of Warrants Activity [Table Text Block]

A summary of warrant activity for the Company for the six months ended June 30, 2013 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2012	89	$1,275
Granted	3,040,000	4.09
Exercised	(2,710,000)	4.00
Balance as June 30, 2013	330,089	$5.13

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$4 - $1,275	330,089	0.95	$5.13	330,089	$5.13	1,340,000

A summary of warrant activity for the Company for the years ended December 31, 2012 and 2011 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2010	883	1,275
Granted	332,457	17.00
Exercised	-	-
Balance at December 31, 2011	333,340	20.33
Granted	500,721	10.20
Exercised	(37,648)	7.57
Converted	(796,324)	10.20
Balance at December 31, 2012	89	1,275.00

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$1,275	89	2.79	$1,275	89	$1,275	-